Other current and non-current assets	12 Months Ended
Mar. 31, 2019
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Other current and non-current assets
11.	Other current and non-current assets

The components of other current and non-current assets as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Current:
Consumption taxes receivable	4,682	4,966
Prepaid expenses	3,806	3,100
Advance payments	764	736
Others	3,076	6,503

Total	12,328	15,305

Non-current:
Prepaid expenses	5,342	4,631
Others	1,852	1,981

Total	7,194	6,612

Prepaid expenses consist of upfront payments associated with services such as technical support and maintenance. Others in current assets mainly consist of suspense payments for the purchase of treasury shares and value-added taxes in subsidiaries.